ACCRUED EXPENSES AND OTHER LIABILITIES - Summary (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued wages, commission and bonus	$ 570	$ 1,145	$ 805
Accrued professional fees		148	155
Other liabilities	165	261	959
Financial advisory fees payable	1,000	1,000	0
Accrued expense and other current liabilities	$ 2,169	$ 2,554	$ 1,919